Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net) - Summary of Reconciliation of Tax Expense & Accounting Profit Multiplied By Tax Rate (Parenthetical) (Details)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Applicable tax rate	31.20%	31.20%	31.20%